UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2003

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President and Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz    Chicago, Illinois     11/10/03
-------------------------   -------------------   ----------
       (Signature)              (City/State)        (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             68

Form 13F Information Table Value Total:   $ 11,234,110
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None
----




                           FORM 13F INFORMATION TABLE

INSTITUTIONAL CAPITAL CORPORATION
FORM 13F
30-Sep-03

                                                                                         Voting Authority
                                                                                      ----------------------
                                Title
                                 of             Value   Shares/   Sh/ Put/ InvstmtOtr
Name of Issuer                  class  CUSIP   (x$1000) Prn Amt   Prn Call DscretnMgr    Sole    Shr   None
------------------------------  ------ ------- -------  --------  --- ----  ----- ---  --------  ---  ------
ABN Amro Holding ADR             COM 000937102   7,286    394,500 SH       Sole           394,500
Abbott Laboratories              COM 002824100  51,064  1,200,100 SH       Sole         1,129,500      70,600
Air Products and Chemicals Inc.  COM 009158106  95,754  2,123,135 SH       Sole         1,956,985     166,150
American International Group     COM 026874107 318,422  5,518,576 SH       Sole         5,083,276     435,300
Anthem Inc.                      COM 03674B104  86,339  1,210,420 SH       Sole         1,119,370      91,050
Aventis ADR                      COM 053561106 263,339  5,035,155 SH       Sole         4,693,005     342,150
BASF AG ADR                      COM 055262505   6,695    153,000 SH       Sole           153,000
BP Plc                           COM 055622104 362,850  8,618,767 SH       Sole         8,033,817     584,950
Bank of America Corp.            COM 060505104 537,948  6,893,235 SH       Sole         6,382,235     511,000
BellSouth Corp.                  COM 079860102 272,398 11,503,329 SH       Sole        10,588,729     914,600
Caremark Rx Inc.                 COM 141705103   6,780    300,000 SH       Sole           285,100      14,900
Carnival Cruise Lines Inc.       COM 143658300 111,350  3,385,521 SH       Sole         3,109,021     276,500
Cendant Corp.                    COM 151313103 357,490 19,127,353 SH       Sole        17,725,903   1,401,450
Citigroup Inc.                   COM 172967101 539,892 11,863,144 SH       Sole        10,963,035     900,109
Clear Channel Communications     COM 184502102 210,251  5,489,580 SH       Sole         5,040,630     448,950
Clorox Co.                       COM 189054109 153,937  3,355,952 SH       Sole         3,084,452     271,500
Comcast Corp Cl A                COM 20030N101 354,845 11,491,100 SH       Sole        10,630,828     860,272
ConocoPhillips                   COM 20825C104 347,249  6,342,442 SH       Sole         5,880,856     461,586
Credit Suisse Group ADR          COM 225401108   6,851    214,300 SH       Sole           214,300
Deutsche Telekom AG Sponsored    COM 251566105   6,627    458,900 SH       Sole           458,900
Diageo PLC ADR                   COM 25243Q205 288,482  6,534,124 SH       Sole         6,024,724     509,400
DuPont (EI) DeNemours            COM 263534109 213,564  5,337,765 SH       Sole         4,915,015     422,750
Encana Corp.                     COM 292505104 262,804  7,223,863 SH       Sole         6,673,519     550,344
Entergy Corp.                    COM 29364G103 284,805  5,259,550 SH       Sole         4,880,350     379,200
Estee Lauder Companies Inc.      COM 518439104  14,175    415,700 SH       Sole           395,000      20,700
France Telecom SA Sponsored AD   COM 35177Q105   7,135    307,000 SH       Sole           307,000
Gannett Inc.                     COM 364730101 216,513  2,791,555 SH       Sole         2,590,522     201,033
General Electric Co.             COM 369604103 327,526 10,987,107 SH       Sole        10,143,183     843,924
Goldman Sachs Group Inc.         COM 38141G104 179,201  2,135,889 SH       Sole         1,966,389     169,500
Groupe Bruxelles Lambert SA Or   COM  7097328    5,194    108,476 SH       Sole           108,476
Hewlett Packard Co.              COM 428236103 156,235  8,070,016 SH       Sole         7,429,500     640,516
ING Groep N V ADR                COM 456837103   6,941    375,200 SH       Sole           375,200
Investor AB Ord Shrs             COM  5679591    6,971    836,700 SH       Sole           836,700
Johnson Controls Inc.            COM 478366107 161,094  1,702,902 SH       Sole         1,567,552     135,350
Liberty Media Corp Class A       COM 530718105 255,019 25,578,676 SH       Sole        23,606,026   1,972,650
Lowes Cos Inc.                   COM 548661107  99,818  1,923,270 SH       Sole         1,771,120     152,150
MBNA Corp.                       COM 55262L100 116,789  5,122,288 SH       Sole         4,717,188     405,100
McKesson Corp.                   COM 58155Q103 104,331  3,134,005 SH       Sole         2,883,455     250,550
MetLife Inc.                     COM 59156R108 254,482  9,072,418 SH       Sole         8,342,618     729,800
Microsoft Corp.                  COM 594918104 168,939  6,079,115 SH       Sole         5,603,765     475,350
Morgan Stanley                   COM 617446448 298,869  5,922,886 SH       Sole         5,493,036     429,850
Motorola Inc.                    COM 620076109  59,902  5,004,352 SH       Sole         4,632,652     371,700
Nestle SA Sponsored Reg ADR      COM 641069406   6,634    115,150 SH       Sole           115,150
Noble Corp.                      COM G65422100 126,354  3,717,404 SH       Sole         3,413,354     304,050
Novartis AG Sponsored ADR        COM 66987V109   6,510    167,600 SH       Sole           167,600
Occidental Petroleum             COM 674599105 259,092  7,354,300 SH       Sole         6,827,400     526,900
Pearson PLC Ord Shrs             COM  0677608    5,877    621,100 SH       Sole           621,100
Pepsico Inc.                     COM 713448108 372,129  8,119,772 SH       Sole         7,521,152     598,620
Pfizer Inc.                      COM 717081103 351,662 11,575,434 SH       Sole        10,734,334     841,100
Philips Electronics N V          COM 500472303 270,501 11,801,924 SH       Sole        10,929,859     872,065
Public Service Enterprise Grou   COM 744573106 194,652  4,634,575 SH       Sole         4,265,825     368,750
Reed Elsevier Plc Ord Shrs       COM  0730835    4,003    512,500 SH       Sole           512,500
Rio Tinto PLC Ord Shrs           COM  0718875    7,538    354,100 SH       Sole           354,100
Rio Tinto PLC Sponsored ADR      COM 767204100  23,359    266,200 SH       Sole           266,200
Royal Bank of Scotland Group O   COM  0754783    7,382    290,800 SH       Sole           290,800
Staples Inc.                     COM 855030102 113,548  4,780,958 SH       Sole         4,399,408     381,550
Target Corp.                     COM 87612E106 206,479  5,487,066 SH       Sole         5,052,759     434,307
Tesco PLC Ord Shrs               COM  0884709    7,803  1,951,200 SH       Sole         1,951,200
Total S.A. ADR                   COM 89151E109   7,167     94,550 SH       Sole            94,550
Travelers Property Casualty Cl   COM 89420G109 309,679 19,501,205 SH       Sole        18,111,339   1,389,866
Tyco International Ltd.          COM 902124106 182,624  8,938,998 SH       Sole         8,309,598     629,400
UBS AG ADR                       COM H8920M855   6,444    114,600 SH       Sole           114,600
Union Pacific Corp.              COM 907818108 167,408  2,877,899 SH       Sole         2,651,849     226,050
United Technologies              COM 913017109 258,760  3,348,351 SH       Sole         3,104,727     243,624
Verizon Communications Inc.      COM 92343V104 180,125  5,552,551 SH       Sole         5,090,329     462,222
Vodafone Group PLC ADR           COM 92857W100   6,911    341,300 SH       Sole           341,300
Wells Fargo and Co.              COM 949746101 421,577  8,185,949 SH       Sole         7,569,399     616,550
Wyeth                            COM 983024100 143,736  3,117,938 SH       Sole         2,864,738     253,200

REPORT SUMMARY                   68         11,234,110